Provision for Income Taxes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Parent Company And Domestic Subsidiaries USD ($)	Mar. 31, 2011 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2010 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2009 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2011 International Subsidiaries USD ($)	Mar. 31, 2011 International Subsidiaries JPY (¥)	Mar. 31, 2010 International Subsidiaries JPY (¥)	Mar. 31, 2009 International Subsidiaries JPY (¥)
Current income tax expense:
Current income tax expense	$ 2,731	¥ 227,111	¥ 67,127	¥ 138,548	$ 1,026	¥ 85,290	¥ 65,971	¥ 65,684	$ 1,705	¥ 141,821	¥ 1,156	¥ 72,864
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	1,031	85,710	25,537	(194,990)	(532)	(44,268)	(126,716)	(26,472)	1,563	129,978	152,253	(168,518)
Provision for income taxes	$ 3,762	¥ 312,821	¥ 92,664	¥ (56,442)